Note 1 - Corporate Information (Details Textual) R$ in Millions, $ in Millions, $ in Millions									3 Months Ended	9 Months Ended			12 Months Ended
		Dec. 19, 2019 BRL (R$) shares	May 15, 2019 BRL (R$) shares	Dec. 20, 2018 BRL (R$) shares	Jun. 08, 2018 USD ($)	Jun. 08, 2018 BRL (R$)	Jan. 18, 2018	Dec. 01, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 ARS ($)	Sep. 30, 2017 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)		Dec. 31, 2017 BRL (R$)		Dec. 01, 2017 BRL (R$)
Statement Line Items [Line Items]
Maximum exposure of common shares under a equity swap agreement, amount		R$ 1,500.0	R$ 1,500.0	R$ 1,500.0
Maximum term of equity swap agreement		1 year 180 days	1 year 180 days	1 year 180 days
Maximum exposure of common shares under a equity swap agreement | shares		80,000,000	80,000,000	80,000,000
Maximum exposure of common shares under a equity swap agreement, not settled | shares		217,014,453
Proceeds from sales of interests in associates													R$ 205.4		[1]		[1]
Exceptional items	[2]												R$ (397.2)	(86.4)		(108.7)
Total amount considered under the Federal Tax Amnesty Program									R$ 3.5							R$ 3.5
Amount paid under the Federal Tax Amnesty Program									R$ 960.0
Remaining required monthly payments under the Federal Tax Amnesty Program									145							145
Barbados Bottling Co [member]
Statement Line Items [Line Items]
Proceeds from sales of interests in associates					$ 53.0	R$ 179.0
Gains (losses) recognised when control of subsidiary is lost					$ 22.0	R$ 75.0
Exceptional items														79.0
CERVECERIA Y MALTERIA QUILMES SAICA Y G [member]
Statement Line Items [Line Items]
Gains (losses) recognised when control of subsidiary is lost											$ 306	R$ 50.0
Exceptional items														R$ 30.0
Payments to a subsidiary for completion of 3rd party licensing transaction | $										$ 50.0
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member]
Statement Line Items [Line Items]
Percentage approximate of put option partially exercised, related to capital stock							30.00%	30.00%
Total consideration transferred, acquisition-date fair value								$ 926.5										R$ 3,000.0
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member] | Partial exercise of put option for further ownership of subsidiary [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary							85.00%
Proportion of ownership interests held by non-controlling interests							15.00%

[1]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[2]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.